ACCOUNTS RECEIVABLE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		15 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2021
Receivables [Abstract]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 799,866	$ 684,935	$ 799,866	$ 684,935	$ 684,935	$ 161,409	$ 799,866
Accounts Receivable, Credit Loss Expense (Reversal)	$ 129	$ 0	$ 129	$ 5,992	$ 15,798	108,392	$ 129
Accounts Receivable, Allowance for Credit Loss, Writeoff						$ 101,512